Putnam Floating Rate Income Fund
Fund summary
Goal
Putnam Floating Rate Income Fund seeks high current income.
Preservation of capital is a secondary goal.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Floating Rate Income Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%		none		none		0.75%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	1.00%	[3]	0.30%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over two years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Floating Rate Income Fund	Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and service (12b-1) fees	0.25%	0.45%	1.00%	0.30%	0.50%
Other expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Total annual fund operating expenses	1.02%	1.22%	1.77%	1.07%	1.27%	0.77%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Floating Rate Income Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	203	224	280	183	129	79
3 years	421	387	557	413	403	246
5 years	658	670	959	661	697	428
10 years	1,335	1,422	2,084	1,371	1,534	954

Expense Example, No Redemption Putnam Floating Rate Income Fund (USD $)	Class B	Class C
1 year	124	180
3 years	387	557
5 years	670	959
10 years	1,422	2,084

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 127%.
Investments
We invest mainly in corporate loans and debt securities that have floating rates of interest and other corporate debt securities. We invest mainly in obligations of U.S. issuers that are below-investment-grade in quality (having credit characteristics similar to “junk bonds”). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of securities in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. The risks associated with fixed income investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term investments. To the extent the fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. Fixed income investments are also subject to credit risk, which is the risk that the issuer of a fixed income investment may default on payment of interest or principal. Credit risk is generally greater for below-investment-grade investments (a significant part of the fund’s investments). While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 3/31/14	0.76%
Best calendar quarter Q2 2009	16.74%
Worst calendar quarter Q4 2008	-23.59%

Average annual total returns after sales charges (for periods ending 12/31/13)
Average Annual Total Returns Putnam Floating Rate Income Fund	1 year	5 years	Since inception	Inception Date
Class A	4.35%	12.29%	3.84%	Aug. 04, 2004
Class A after taxes on distributions	2.49%	10.39%	2.01%	Aug. 04, 2004
Class A after taxes on distributions and sale of fund shares	2.43%	9.00%	2.24%	Aug. 04, 2004
Class B	4.19%	12.18%	3.52%	Aug. 04, 2004
Class C	3.61%	11.69%	3.17%	Aug. 04, 2004
Class M	4.67%	12.26%	3.76%	Aug. 04, 2004
Class R	5.25%	12.24%	3.70%	Aug. 04, 2004
Class Y	5.78%	12.82%	4.19%	Aug. 04, 2004
Barclays U.S. High Yield Loan Index (no deduction for fees, expenses or taxes)	5.39%	14.66%		Aug. 04, 2004
S&P LSTA Leveraged Loan Index (no deduction for fees, expenses or taxes)	5.29%	14.38%	5.28%	Aug. 04, 2004

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.